Commitments and Credit Risk (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Outstanding commitments to originate loans
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	3,493,500	$ 9,242,300
Outstanding commitments to originate loans | Fixed Income Interest Rate
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	2,702,000	4,676,300
Outstanding commitments to originate loans | Fixed Income Interest Rate | Minimum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	2.88%
Outstanding commitments to originate loans | Fixed Income Interest Rate | Maximum
Commitments and Contingencies Disclosure [Line Items]
Loan commitments, fixed rate of interest	8.00%
Standby Letters of Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	255,340	360,000
Unused lines of Credit | Commercial lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	21,498,070	22,038,305
Unused lines of Credit | Open-ended consumer lines
Commitments and Contingencies Disclosure [Line Items]
Commitments and credit risk	9,742,393	$ 10,413,745